Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Product Warranty Liability [Table Text Block]
The Company recorded the activity related to the warranty reserve for the years ended December 31 as follows:

In millions	2018	2017	2016
Warranty reserve liability
Beginning balance as of January 1	$26	$27	$24
Accruals for warranties issued	42	43	42
Settlements (in cash or in kind)	(42)	(44)	(39)
Ending balance as of December 31	$26	$26	$27

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Future minimum lease payments under non-cancelable operating leases as of December 31, 2018, for the following fiscal years are:

In millions	2019	2020	2021	2022	2023
Minimum lease obligations	$128	$96	$80	$64	$50